Transamerica US Growth

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 2.1%
Axon Enterprise, Inc. (A)	32,931	$ 15,924,773
General Electric Co.	143,592	44,052,590
		59,977,363
Automobiles - 2.5%
Tesla, Inc. (A)	167,978	72,299,411
Banks - 0.6%
Wells Fargo & Co.	190,611	17,248,389
Biotechnology - 1.7%
Natera, Inc. (A)	60,017	13,872,329
Vertex Pharmaceuticals, Inc. (A)	73,606	34,587,460
		48,459,789
Broadline Retail - 5.5%
Amazon.com, Inc. (A)	648,400	155,162,120
Building Products - 0.4%
Builders FirstSource, Inc. (A)	110,244	12,611,914
Capital Markets - 1.7%
Ares Management Corp., Class A	73,381	10,982,934
Interactive Brokers Group, Inc., Class A	228,484	17,108,882
KKR & Co., Inc.	166,463	19,020,063
		47,111,879
Chemicals - 1.0%
Sherwin-Williams Co.	82,978	29,427,318
Communications Equipment - 1.5%
Arista Networks, Inc. (A)	293,274	41,568,657
Consumer Finance - 0.8%
American Express Co.	63,206	22,259,257
Consumer Staples Distribution & Retail - 1.9%
BJ's Wholesale Club Holdings, Inc. (A)	258,789	23,922,455
Walmart, Inc.	262,492	31,273,297
		55,195,752
Electrical Equipment - 0.8%
GE Vernova, Inc.	33,084	24,031,225
Electronic Equipment, Instruments & Components - 2.0%
Amphenol Corp., Class A	255,152	36,762,300
Coherent Corp. (A)	89,749	19,042,943
		55,805,243
Entertainment - 2.4%
Liberty Media Corp. - Liberty Formula One, Class C (A)	233,654	20,332,571
Netflix, Inc. (A)	566,870	47,327,976
		67,660,547
Financial Services - 3.7%
Klarna Group PLC (A)	315,976	7,289,566
Mastercard, Inc., Class A	144,684	77,954,292
Visa, Inc., Class A	61,639	19,837,280
		105,081,138
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 0.6%
Dexcom, Inc. (A)	227,221	$ 16,596,222
Health Care Technology - 0.5%
Veeva Systems, Inc., Class A (A)	76,996	15,701,024
Hotels, Restaurants & Leisure - 3.9%
Chipotle Mexican Grill, Inc. (A)	639,648	24,863,118
DoorDash, Inc., Class A (A)	123,883	25,348,939
Hilton Worldwide Holdings, Inc.	113,820	33,976,408
Royal Caribbean Cruises Ltd.	79,935	25,950,898
		110,139,363
Interactive Media & Services - 12.8%
Alphabet, Inc., Class A	676,536	228,669,168
Meta Platforms, Inc., Class A	188,137	134,800,160
		363,469,328
IT Services - 1.0%
Cloudflare, Inc., Class A (A)	60,908	10,802,034
Shopify, Inc., Class A (A)	129,715	17,022,499
		27,824,533
Machinery - 1.5%
Caterpillar, Inc.	42,921	28,214,549
Cummins, Inc.	26,554	15,369,986
		43,584,535
Media - 0.4%
EchoStar Corp., Class A (A)	92,718	10,497,532
Pharmaceuticals - 3.7%
Eli Lilly & Co.	101,307	105,070,555
Semiconductors & Semiconductor Equipment - 21.6%
Advanced Micro Devices, Inc. (A)	183,132	43,352,838
Analog Devices, Inc.	39,444	12,262,351
Broadcom, Inc.	491,652	162,884,308
Credo Technology Group Holding Ltd. (A)	76,101	9,533,933
KLA Corp.	30,048	42,906,741
Micron Technology, Inc.	29,954	12,427,316
NVIDIA Corp.	1,729,408	330,541,751
		613,909,238
Software - 13.3%
AppLovin Corp., Class A (A)	35,808	16,941,123
Cadence Design Systems, Inc. (A)	106,801	31,651,545
Intuit, Inc.	48,562	24,228,553
Microsoft Corp.	420,918	181,116,806
Oracle Corp.	219,623	36,145,553
Palantir Technologies, Inc., Class A (A)	162,585	23,833,335
Palo Alto Networks, Inc. (A)	166,788	29,516,472
PTC, Inc. (A)	113,499	17,720,599
Samsara, Inc., Class A (A)	587,410	16,476,851
		377,630,837
Specialty Retail - 1.7%
Lowe's Cos., Inc.	100,728	26,900,420
O'Reilly Automotive, Inc. (A)	219,800	21,630,518
		48,530,938
Transamerica Funds

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 8.4%
Apple, Inc.	915,155	$ 237,464,419
Trading Companies & Distributors - 1.6%
Ferguson Enterprises, Inc.	91,333	23,057,929
FTAI Aviation Ltd.	83,250	22,670,640
		45,728,569
Total Common Stocks (Cost $1,334,143,178)		2,830,047,095

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 1.35% (B), dated 01/30/2026, to be repurchased at $12,529,926 on 02/02/2026. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2027, and with a value of $12,779,212.	$ 12,528,516	12,528,516
Total Repurchase Agreement (Cost $12,528,516)		12,528,516
Total Investments (Cost $1,346,671,694)		2,842,575,611
Net Other Assets (Liabilities) - (0.0)%*		(1,410,456)
Net Assets - 100.0%		$ 2,841,165,155
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,830,047,095	$—	$—	$2,830,047,095
Repurchase Agreement	—	12,528,516	—	12,528,516
Total Investments	$2,830,047,095	$12,528,516	$—	$2,842,575,611
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at January 31, 2026.
(C)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds

Transamerica US Growth

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica US Growth (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds